Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Assumptions

The grant date fair value for the Company’s stock options granted under the 2012 Plan for the years ended December 31, 2021 and 2020, respectively, were based on the following assumptions used within the Black-Scholes option pricing model:

	Year Ended December 31,
	2021	2020
Expected dividend yield	0%	0%
Expected volatility	63%	58%
Risk-free interest rate	0.7%	1.0%
Expected term in years	6.1 years	6.2 years
Weighted average grant date fair value	$1.49	$0.81

Schedule of Share-based Payment Arrangement Option Activity

The following is a summary of stock option information and weighted average exercise prices under the 2012 Plan:

		Weighted
	Options	Average Exercise
	Outstanding	Price per Share
Balance as of December 31, 2020	7,635	$0.98
Granted	6,748	2.44
Exercised	(913)	0.64
Cancelled and forfeited	(1,234)	1.55
Expired	(126)	1.22
Balance as of December 31, 2021	12,110	$1.76

The following is a summary of stock option information and weighted average grant date fair values under the 2012 Plan:

		Weighted
		Average
	Options	Grant Date
	Outstanding	Fair Value
Nonvested as of December 31, 2020	3,729	$1.16
Granted	6,748	2.44
Vested	(1,846)	1.77
Cancelled and forfeited	(1,360)	1.51
Nonvested Balance as of December 31, 2021	7,271	$2.14

Schedule of RSUs activity and weighted average grant-date fair value

Information regarding the RSUs activity and weighted average grant-date fair value follows:

	Time Based Awards		Market Based Performance Awards
		Weighted		Weighted
		Average Grant		Average Grant
	RSUs	Date Fair Value	RSUs	Date Fair Value
Balance as of December 31, 2020	—	$—	—	$—
Granted	226	8.28	1,749	6.14
Vested	—	—	—	—
Cancelled and forfeited	—	—	(67)	6.14
Balance as of December 31, 2021	226	$8.28	1,682	$6.14